Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Schedule of Property, Equipment and Software, Net

Property, equipment and software, net consist of the following:

	As of December 31,
	2016	2017
	US$’000	US$’000
Computer and electronic equipment	3,665	5,310
Leasehold improvements	2,581	3,209
Vehicle	1,954	2,085
Software	823	1,230
Office furniture and equipment	538	574
Total	9,561	12,408
Less: Accumulated depreciation	(4,247)	(6,578)
Property, equipment and software, net	5,314	5,830